Statements of Changes In Trust Capital (Parenthetical)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Series 1 Unitholders [Member]
Brokerage fee percentage, maximum	7.00%	7.00%	7.00%	7.00%	7.00%